Label		Element	Value
Risk Return Abstract		rr_RiskReturnAbstract
Document Type		dei_DocumentType	497
Document Period End Date		dei_DocumentPeriodEndDate	Aug. 31, 2015
Registrant Name		dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Central Index Key		dei_EntityCentralIndexKey	0001552740
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Aug. 31, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 31, 2015
Prospectus Date		rr_ProspectusDate	Aug. 31, 2015
First Trust High Income ETF
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The First Trust High Income ETF's (the "Fund") primary investment objective is to provide current income. The Fund's secondary investment objective is to provide capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period January 6, 2014 (inception) through September 30, 2014, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2016 and thereafter at 1.10% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund will pursue its objectives by investing in equity securities listed on U.S. exchanges and by utilizing an "option strategy" consisting of writing (selling) U.S. exchange-traded covered call options on the Standard & Poor's 500(R) Index (the "Index"). Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund will also employ an option strategy in which it will write U.S. exchange-traded covered call options on the Index in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. The market value of the option strategy may be up to 20% of the Fund's overall net asset value.

The equity securities in which the Fund will invest and the options which the Fund will write will be limited to U.S. exchange-traded securities and options. The equity securities held by the Fund will be selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund's portfolio. The equity securities held by the Fund may include non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of American depositary receipts ("ADRs") and global depositary receipts ("GDRs"). The equity securities in the Fund's portfolio will be periodically rebalanced, at the discretion of the Fund's portfolio managers. Depending on market volatility, the Fund may engage in active trading, which may result in a turnover of the Fund's portfolio greater than 100% annually.

The option portion of the portfolio will generally consist of U.S. exchange-traded covered calls on the Index that are written by the Fund. In certain instances, the Fund may also write covered call spreads on the Index. In general, a covered call is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset. A covered call spread is an options strategy whereby an investor holds a long position in an asset and two short calls at one strike and a long call at a higher strike price. The call options written by the Fund will be a laddered portfolio of call options with expirations of less than one year, written at-the-money to slightly out-of-the-money. A call option will give the holder the right to buy the Index at a predetermined strike price from the Fund. The notional value of calls written will be generally between 25% and 75% of the overall Fund. In general, the notional value is the total value of a leveraged position's assets.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

CASH TRANSACTION RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities, particularly for the puts and call options in which the Fund invests. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The Fund's use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the options. These risks are heightened when the Fund's portfolio managers use options to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

The option positions employed may present additional risk. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the Index level at the expiration of the call option is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). In fact, the Fund's use of options may reduce the Fund's ability to profit from increases in the value of the underlying stock(s).

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. The Fund holds non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of depositary receipts. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the prospectus. See "Total Return Information" for performance information regarding the Fund.

First Trust High Income ETF | First Trust High Income ETF
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_NetExpensesOverAssets	0.85%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 87
3 Years		rr_ExpenseExampleNoRedemptionYear03	325
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	582
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,318
First Trust Low Beta Income ETF
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The First Trust Low Beta Income ETF's (the "Fund") investment objective is to provide current income.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period January 6, 2014 (inception) through September 30, 2014, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 31, 2016 and thereafter at 1.10% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund will pursue its objective by investing in equity securities listed on U.S. exchanges and by utilizing an "option strategy" consisting of buying U.S. exchange-traded put options on the Standard & Poor's 500(R) Index (the "Index") and writing (selling) U.S. exchange-traded covered call options on the Index. Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund will also employ an option strategy in which it will write U.S. exchange-traded covered call options on the Index in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells an option contract to another party. These premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the Index that seek to provide the Fund with downside protection and which are expected to reduce the Fund's price sensitivity to declining markets. The market value of the option strategy may be up to 20% of the Fund's overall net asset value.

The equity securities in which the Fund will invest and the options which the Fund will buy and write will be limited to U.S. exchange-traded securities and options. The equity securities held by the Fund will be selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund's portfolio. The equity securities held by the Fund may include non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of American depositary receipts ("ADRs") and global depositary receipts ("GDRs"). The equity securities in the Fund's portfolio will be periodically rebalanced, at the discretion of the Fund's portfolio managers. Depending on market volatility, the Fund may engage in active trading, which may result in turnover of the Fund's portfolio greater than 100% annually.

The option portion of the portfolio will generally consist of (i) U.S. exchange-traded covered calls on the Index that are written by the Fund and (ii) U.S. exchange-traded puts on the Index that are bought by the Fund. In certain instances, the Fund may also write covered call spreads on the Index. In general, a covered call is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset. A covered call spread is an options strategy whereby an investor holds a long position in an asset and two short calls at one strike and a long call at a higher strike price. The call options written by the Fund will be a laddered portfolio of call options with expirations of less than one year, written at-the-money to slightly out-of-the-money. A call option will give the holder the right to buy the Index at a predetermined strike price from the Fund. The notional value of calls written will be generally between 25% and 75% of the overall Fund. In general, the notional value is the total value of a leveraged position's assets.

The put positions held by the Fund will have expirations of less than one year (calculated at the time of purchase) and will consist of out-of-the-money Index put options, which is an option with a strike price that is lower than the market price of the underlying asset. A put option will give the Fund the right to sell the Index at a predetermined strike price to the writer of the put. A predetermined strike price is the specific price of the underlying asset at which the Fund may sell the Index. The notional value of the put portfolio will be generally between 10% and 75% of the overall Fund.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTION RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities, particularly for the puts and call options in which the Fund invests. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The Fund's use of derivatives, such as call and put options, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the options. These risks are heightened when the Fund's portfolio managers use options to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

The option positions employed may present additional risk. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the Index level at the expiration of the call option is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). In fact, the Fund's use of options may reduce the Fund's ability to profit from increases in the value of the underlying stock(s).

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. The Fund holds non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of depositary receipts. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the prospectus. See "Total Return Information" for performance information regarding the Fund.

First Trust Low Beta Income ETF | First Trust Low Beta Income ETF
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_NetExpensesOverAssets	0.85%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 87
3 Years		rr_ExpenseExampleNoRedemptionYear03	325
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	582
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,318

[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 31, 2016.